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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE
             Report for the Calendar Year or Quarter Ended:  3/31/2006
                                                            --------------
             Check here if Amendment[  ]: Amendment Number:
                                                            --------------

                        This Amendment (Check only one):
                        [  ] is a restatement
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          MICHAEL R. MURPHY
               ----------------------------------------------------------------
Address:       71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
               ----------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Form 13F File Number 28- 11638
                         ------------------------------------------------------

               The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael R. Murphy
               ---------------------------------------------------------------
Title:         Managing Member of Discovery Group I, LLC
               ----------------------------------------------------------------
Phone:         312-920-2135
               ----------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ MICHAEL R. MURPHY
-------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
-------------------------------------------------------------------------------
(City, State)
5/12/2006
-------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------


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                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Manager:
          2
          ---------------------------------------------------------------------

Form 13F Information Table Entry Total:
          24
          ---------------------------------------------------------------------

Form 13F Information Table Value Total:
          $   126,357 (thousands)
          -----------
      THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
                            SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13D file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number      Name
1              28-11635                  DANIEL J. DONOGHUE
-------        --------------------      -------------------------
2              28-11637                  DISCOVERY GROUP I, LLC
-------        --------------------      -------------------------

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                                                      13F HOLDINGS REPORT
                                                            3/31/2006


        COLUMN 1         COLUMN 2    COLUMN 3      COLUMN 4    COLUMN 5         COLUMN 6           COLUMN 7        COLUMN 8
                                                                                                                   Voting Authority
         NAME OF          TITLE OF                    VALUE       SHRS OR    SH/  PUT/  INVESTMENT    OTHER
         ISSUER            CLASS      CUSIP         (X $1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE

AEPI INDS INC               COM     001031103      $12,516      379,843    SH           SHARED-OTHER   1,2             379,843
ARTESYN TECHNOLOGIES INC    COM     043127109       $7,122      650,399    SH           SHARED-OTHER   1,2             650,399
ASHWORTH INC                COM     04516H101      $10,718    1,079,336    SH           SHARED-OTHER   1,2           1,079,336
CASCADE MICROTECH INC       COM     147322101      $14,658    1,119,804    SH           SHARED-OTHER   1,2           1,119,804
CHICAGO RIVET & MACH CO     COM     168088102         $894       45,400    SH           SHARED-OTHER   1,2              45,400
CRONOS GROUP                COM     L20708100         $145       11,915    SH           SHARED-OTHER   1,2              11,915
ELECTRONIC             COM PAR.01
 CLEARINGHOUSE IN           NEW     285562500       $9,785      767,519    SH           SHARED-OTHER   1,2             767,519
HAWK CORP                  CL A     420089104       $9,893      710,705    SH           SHARED-OTHER   1,2             710,705
IMPCO TECHNOLOGIES          COM     45255W106       $1,835      281,436    SH           SHARED-OTHER   1,2             281,436
KNAPE & VOGT MFG            COM     498782101         $589       31,789    SH           SHARED-OTHER   1,2              31,789
NEOWARE SYS INC             COM     64065P102      $12,243      413,318    SH           SHARED-OTHER   1,2             413,318
PAC-WEST TELECOM INC        COM     69371Y101       $2,828    3,040,290    SH           SHARED-OTHER   1,2           3,040,290
PERCEPTRON INC              COM     71361F100       $3,185      373,408    SH           SHARED-OTHER   1,2             373,408
RIMAGE CORP                 COM     766721104       $1,503       66,566    SH           SHARED-OTHER   1,2              66,566
SPANISH BROADCASTING        COM     846425882       $9,052    1,636,753    SH           SHARED-OTHER   1,2           1,636,753
STRATTEC SEC CORP           COM     863111100       $4,586      122,978    SH           SHARED-OTHER   1,2             122,978
SUMMA INDS                  COM     86562T105       $3,101      304,031    SH           SHARED-OTHER   1,2             304,031
TESSCO TECHNOLOGIES INC     COM     872386107       $9,874      533,750    SH           SHARED-OTHER   1,2             533,750
ULTRA CLEAN HLDGS INC       COM     90385V107       $8,297    1,106,330    SH           SHARED-OTHER   1,2           1,106,330
WESTWOOD HLDGS GROUP INC    COM     961765104       $1,972       99,850    SH           SHARED-OTHER   1,2              99,850
BOE FINL SVCS VA INC        COM     05564W106         $354       10,326    SH           SHARED-OTHER     1              10,326
FIRST OAK BROOK BANCSHARES  COM     335847208         $301       11,234    SH           SHARED-OTHER     1              11,234
PSB BANCORP INC             COM     693604100         $634       50,864    SH           SHARED-OTHER     1              50,864
UNITED BANCORP INC          COM     909911109         $272       24,757    SH           SHARED-OTHER     1              24,757

TOTAL                                             $126,357   12,872,601                                             12,872,601